Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 98,189,290	$ 87,250,292
Less: accumulated depreciation	(18,620,517)	(16,739,952)
Total	79,568,773	70,510,340
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	61,778,651	50,250,266
Machinery Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	33,117,464	25,261,993
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	2,187,806	925,060
Transportation Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	228,279	234,691
Other Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	81,431	880,575
Building Improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 795,659	$ 9,697,707